FINANCE LEASES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Related Party, Borrowed Finance Lease	$ 9,985	$ 7,357
Lease Bargain Purchase Option	$ 1
Third Party [Member]
Note Payable		6,168
Interest Rate	22.00%
Amortization Period	24 months
Monthly Payments	$ 520
Other payment	498
Payment For Management Fee	22
Fixed assets payment	219
Third Party [Member] | Capital Lease [Member]
Note Payable	$ 9,985	$ 1,188
Interest Rate	16.60%	16.60%
Amortization Period	36 years	36 years
Other payment	$ 498
Fixed assets payment	$ 42